SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
The components of accumulated other comprehensive loss

The components of accumulated other comprehensive loss, net of tax, are as follows:

			Accumulated Other Comprehensive Loss
			Other
	Foreign Currency	Unrealized gain	Comprehensive
	Translation	(loss) on securities	Loss
December 31, 2020	$(700,000)	$21,000	$(679,000)

Net current period change	700,000	(6,000)	694,000

September 30, 2021	$—	$15,000	$15,000

The components of accumulated other comprehensive loss are as follows:

	Foreign Currency Translation	Unrealized (loss)/gain on securities	Accumulated Other Comprehensive Loss
December 31, 2018	$(764,000)	$13,000	$(751,000)

Net current period change	55,000	(2,000)	53,000

December 31, 2019	$(709,000)	$11,000	$(698,000)

Net current period change	9,000	10,000	19,000

December 31, 2020	$(700,000)	$21,000	$(679,000)

Schedule of warranty
	Year Ended December 31
	2020	2019
Beginning balance	$513,000	$554,000
Amounts charged to expense	59,000	10,000
Actual warranty costs paid	(67,000)	(51,000)
Ending balance	$505,000	$513,000